Carrying Amounts of Goodwill by Operating Reportable Segment (Detail) In Thousands	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 USD ($)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2011 Nidec Electronics (Thailand) USD ($)	Mar. 31, 2011 Nidec Electronics (Thailand) JPY (¥)	Mar. 31, 2010 Nidec Electronics (Thailand) JPY (¥)	Mar. 31, 2011 Nidec Sankyo USD ($)	Mar. 31, 2011 Nidec Sankyo JPY (¥)	Mar. 31, 2010 Nidec Sankyo JPY (¥)	Mar. 31, 2011 Nidec Copal JPY (¥)	Mar. 31, 2011 Nidec Copal USD ($)	Mar. 31, 2010 Nidec Copal JPY (¥)	Mar. 31, 2011 Nidec Tosok JPY (¥)	Mar. 31, 2011 Nidec Tosok USD ($)	Mar. 31, 2010 Nidec Tosok JPY (¥)	Mar. 31, 2011 Nidec Copal Electronics USD ($)	Mar. 31, 2011 Nidec Copal Electronics JPY (¥)	Mar. 31, 2010 Nidec Copal Electronics JPY (¥)	Mar. 31, 2011 Nidec Techno Motor USD ($)	Mar. 31, 2011 Nidec Techno Motor JPY (¥)	Mar. 31, 2010 Nidec Techno Motor JPY (¥)	Mar. 31, 2011 Nidec Motor USD ($)	Mar. 31, 2011 Nidec Motor JPY (¥)	Mar. 31, 2011 Nidec Motors & Actuators JPY (¥)	Mar. 31, 2011 Nidec Motors & Actuators USD ($)	Mar. 31, 2010 Nidec Motors & Actuators JPY (¥)	Mar. 31, 2011 All others JPY (¥)	Mar. 31, 2011 All others USD ($)	Mar. 31, 2010 All others JPY (¥)
Goodwill [Line Items]
Goodwill	$ 987,456	¥ 82,107,000	$ 868,683	¥ 72,231,000	¥ 71,060,000	$ 830	¥ 69,000	¥ 72,000	$ 330,235	¥ 27,459,000	¥ 27,459,000	¥ 17,148,000	$ 206,230	¥ 17,148,000	¥ 1,107,000	$ 13,313	¥ 1,107,000	$ 78,906	¥ 6,561,000	¥ 6,561,000	$ 31,606	¥ 2,628,000	¥ 3,147,000	$ 137,150	¥ 11,404,000	¥ 4,886,000	$ 58,761	¥ 5,285,000	¥ 10,845,000	$ 130,425	¥ 11,452,000